Redeemable non-controlling interest (Details) - USD ($)		3 Months Ended
	Apr. 04, 2018	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance			$ 57,000,000
Ending balance		$ 26,000,000
Asia Offshore Drilling Ltd
Increase (Decrease) in Temporary Equity [Roll Forward]
Noncontrolling interest, ownership percentage by parent		66.24%
Noncontrolling interest, parent option to purchase, price floor	$ 75,000,000
Noncontrolling interest, purchase price cash settlement, maximum threshold	50,000,000
Noncontrolling interest, purchase price cash and shares settlement, minimum threshold	50,000,000
Noncontrolling interest, purchase price, amount to be settled in cash	$ 50,000,000
Volume-weighted average price period	60 days
Asia Offshore Drilling Ltd | Mermaid
Increase (Decrease) in Temporary Equity [Roll Forward]
Noncontrolling interest, ownership percentage by noncontrolling owners		33.76%
Noncontrolling interest, noncontrolling interest owner option to sell, price ceiling	$ 125,000,000
Redeemable non-controlling interest | Asia Offshore Drilling Ltd
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance		$ 30,000,000	57,000,000	$ 38,000,000	$ 38,000,000
Net loss attributable to redeemable non-controlling interest in the period		(1,000,000)		(1,000,000)	(1,000,000)
Fair value adjustment		(3,000,000)	(27,000,000)		1,000,000
Ending balance		$ 26,000,000	$ 30,000,000	$ 37,000,000	$ 38,000,000